CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED BALANCE SHEETS
Other current assets due from related parties	$ 123,000	$ 483,000
Convertible promissory notes due to related parties	45,271,000	24,102,000
Other current liabilities due to related parties	$ 399,000	$ 190,000
Convertible preferred stock, par value;	$ 0.00001	$ 0.00001
Convertible preferred stock, shares authorized	409,351,021	321,346,716
Convertible preferred stock, shares issued	175,437,783	191,139,933
Convertible preferred stock, shares outstanding	175,437,783	191,139,933
Convertible preferred stock, liquidation preference	$ 257,947,000	$ 258,041,000
Series 1 convertible preferred stock, $0.00001 par value	$ 0.00001	$ 0.00001
Series 1 convertible preferred stock, 4,305 shares authorized	4,305	4,305
Series 1 convertible preferred stock, shares issued	2,961	2,961
Series 1 convertible preferred stock, shares outstanding	2,961	2,961
Common stock, $0.000001 par value	$ 0.000001	$ 0.000001
Common stock, shares authorized	474,728,323	386,728,323
Common stock, shares issued	11,228,371	9,392,682
Common stock, shares outstanding	$ 11,228,371	$ 9,392,682